Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 0	$ 19,740	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	34,502,121	16,502,121	13,930,289
Common stock, outstanding	34,502,121	16,502,121	13,930,289